Income Taxes	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Income Taxes
INCOME TAXES

IPALCO follows a policy of comprehensive interperiod income tax allocation. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.

AES files federal and state income tax returns which consolidate IPALCO and its subsidiaries. Under a tax sharing agreement with AES, IPALCO is responsible for the income taxes associated with its own taxable income and records the provision for income taxes as if IPALCO and its subsidiaries each filed separate income tax returns. IPALCO is no longer subject to U.S. or state income tax examinations for tax years through March 27, 2001, but is open for all subsequent periods.

On March 25, 2014, the State of Indiana amended Indiana Code 6-3-2-1 through Senate Bill 001, which phases in an additional 1.6% reduction to the state corporate income tax rate that was initially being reduced by 2%. While the statutory state income tax rate remained at 6.75% for the calendar year 2015, the deferred tax balances were adjusted according to the anticipated reversal of temporary differences.  The change in required deferred taxes on plant and plant-related temporary differences resulted in a reduction to the associated regulatory asset of $1.0 million. The change in required deferred taxes on non-property related temporary differences which are not probable to cause a reduction in future base customer rates resulted in a tax benefit of $0.4 million.

On September 13, 2013, the Internal Revenue Service released final regulations addressing the acquisition, production and improvement of tangible property and proposed regulations addressing the disposition of property. These regulations replace previously issued temporary regulations and are effective for tax years beginning on or after January 1, 2014. IPL management has opted to fully implement the new regulations effective with its 2014 income tax return. IPL has recorded the tax effect of a $245.9 million favorable Internal Revenue Code Section 481(a) adjustment to its balance sheet as a result of the regulations. This amount represents the cumulative effective of accelerated deductions related to repairs of tangible property through December 31, 2013. The adjustment does not impact the income statement.

Internal Revenue Code Section 199 permits taxpayers to claim a deduction from taxable income attributable to certain domestic production activities. IPL’s electric production activities qualify for this deduction. Beginning in 2010 and thereafter, the deduction is equal to 9% of the taxable income attributable to qualifying production activity. There was no tax benefit associated with the Internal Revenue Code Section 199 domestic production deduction for tax years 2015 and 2014, primarily due to the election of the final tangible property regulations. The tax benefit associated with tax year 2013 was $3.7 million.

In 2015, IPALCO elected to early adopt ASU No. 2015-17, “Balance Sheet Classification of Deferred Taxes,” under the prospective method. To simplify presentation of deferred income taxes, ASU 2015-17 requires that deferred tax liabilities and assets be classified as non-current in a statement of financial position, removing the previous requirement to report both current and non-current deferred tax liabilities and assets separately. By early adopting under the prospective method, previous reporting periods have not been retrospectively adjusted.

Income Tax Provision

Federal and state income taxes charged to income are as follows:

	2015	2014	2013
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$18,661	$944	$53,937
State	5,758	110	15,191
Total current income taxes	24,419	1,054	69,128
Deferred income taxes:
Federal	29,165	58,114	(8,048)
State	5,019	12,498	(1,031)
Total deferred income taxes	34,184	70,612	(9,079)
Net amortization of investment credit	(1,319)	(1,431)	(1,501)
Total charge to utility operating expenses	57,284	70,235	58,548
Charged to other income and deductions:
Current income taxes:
Federal	(18,661)	(459)	(16,909)
State	(5,758)	(5)	(4,193)
Total current income taxes	(24,419)	(464)	(21,102)
Deferred income taxes:
Federal	(2,573)	(18,082)	246
State	1,274	(3,645)	50
Total deferred income taxes	(1,299)	(21,727)	296
Net provision to other income and deductions	(25,718)	(22,191)	(20,806)
Total federal and state income tax provisions	$31,566	$48,044	$37,742

Effective and Statutory Rate Reconciliation

The provision for income taxes (including net investment tax credit adjustments) is different than the amount computed by applying the statutory tax rate to pretax income. The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2015	2014	2013
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.7%	4.8%	6.7%
Amortization of investment tax credits	(1.5)%	(1.2)%	(1.5)%
Preferred dividends of subsidiary	1.3%	0.9%	1.1%
Depreciation flow through and amortization	(0.3)%	(0.3)%	(0.3)%
Additional funds used during construction - equity	(3.5)%	(0.3)%	0.6%
Manufacturers’ Production Deduction (Sec. 199)	—%	—%	(3.8)%
Other – net	0.2%	0.2%	0.5%
Effective tax rate	35.9%	39.1%	38.3%

Deferred Income Taxes

The significant items comprising IPALCO’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2015 and 2014, are as follows:

	2015	2014
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$541,369	$539,318
Regulatory assets recoverable through future rates	178,187	161,697
Other	11,768	14,211
Total deferred tax liabilities	731,324	715,226
Deferred tax assets:
Investment tax credit	1,507	2,019
Regulatory liabilities including ARO	260,555	247,118
Employee benefit plans	38,159	45,091
Net operating loss	23,161	51,364
Other	10,548	10,289
Total deferred tax assets	333,930	355,881
Net deferred tax liability	397,394	359,345
Less: deferred tax asset - current	—	(61,782)
Deferred income taxes – net	$397,394	$421,127

Uncertain Tax Positions

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
	(In Thousands)
Unrecognized tax benefits at January 1	$7,042	$6,734	$6,138
Gross increases – current period tax positions	962	975	986
Gross decreases – prior period tax positions	(857)	(667)	(390)
Unrecognized tax benefits at December 31	$7,147	$7,042	$6,734

The unrecognized tax benefits at December 31, 2015 represent tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the timing of the deductions will not affect the annual effective tax rate but would accelerate the tax payments to an earlier period.

Tax-related interest expense and income is reported as part of the provision for federal and state income taxes. Penalties, if incurred, would also be recognized as a component of tax expense. There are no interest or penalties applicable to the periods contained in this report.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Income Taxes
INCOME TAXES

IPL follows a policy of comprehensive interperiod income tax allocation. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.

AES files federal and state income tax returns which consolidate IPALCO and IPL. Under a tax sharing agreement with IPALCO, IPL is responsible for the income taxes associated with its own taxable income and records the provision for income taxes as if IPL filed separate income tax returns. IPL is no longer subject to U.S. or state income tax examinations for tax years through March 27, 2001, but is open for all subsequent periods.

On March 25, 2014, the State of Indiana amended Indiana Code 6-3-2-1 through Senate Bill 001, which phases in an additional 1.6% reduction to the state corporate income tax rate that was initially being reduced by 2%. While the statutory state income tax rate remained at 6.75% for the calendar year 2015, the deferred tax balances were adjusted according to the anticipated reversal of temporary differences. The change in required deferred taxes on plant and plant-related temporary differences resulted in a reduction to the associated regulatory asset of $1.0 million. The change in required deferred taxes on non-property related temporary differences which are not probable to cause a reduction in future base customer rates resulted in a tax benefit of $0.4 million.

On September 13, 2013, the Internal Revenue Service released final regulations addressing the acquisition, production and improvement of tangible property and proposed regulations addressing the disposition of property. These regulations replace previously issued temporary regulations and are effective for tax years beginning on or after January 1, 2014. IPL management has opted to fully implement the new regulations effective with its 2014 income tax return. IPL has recorded the tax effect of a $245.9 million favorable Internal Revenue Code Section 481(a) adjustment to its balance sheet as a result of the regulations. This amount represents the cumulative effective of accelerated deductions related to repairs of tangible property through December 31, 2013. The adjustment does not impact the income statement.

Internal Revenue Code Section 199 permits taxpayers to claim a deduction from taxable income attributable to certain domestic production activities. IPL’s electric production activities qualify for this deduction. Beginning in 2010 and thereafter, the deduction is equal to 9% of the taxable income attributable to qualifying production activity. The tax benefit associated with the Internal Revenue Code Section 199 domestic production deduction for 2015, 2014 and 2013 was $1.7 million, $0.0 million, and $4.4 million, respectively. There was no tax benefit for 2014 primarily due to the election of the final tangible property regulations.

In 2015, IPL elected to early adopt ASU No. 2015-17, “Balance Sheet Classification of Deferred Taxes,” under the prospective method. To simplify presentation of deferred income taxes, ASU 2015-17 requires that deferred tax liabilities and assets be classified as non-current in a statement of financial position, removing the previous requirement to report both current and non-current deferred tax liabilities and assets separately. By early adopting under the prospective method, previous reporting periods have not been retrospectively adjusted.

Income Tax Provision

Federal and state income taxes charged to income are as follows:

	2015	2014	2013
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$18,661	$944	$53,937
State	5,758	110	15,191
Total current income taxes	24,419	1,054	69,128
Deferred income taxes:
Federal	29,165	58,114	(8,048)
State	5,019	12,498	(1,031)
Total deferred income taxes	34,184	70,612	(9,079)
Net amortization of investment credit	(1,319)	(1,431)	(1,501)
Total charge to utility operating expenses	57,284	70,235	58,548
Charged to other income and deductions:
Current income taxes:
Federal	(1,715)	329	(752)
State	(240)	69	(62)
Total current income taxes	(1,955)	398	(814)
Deferred income taxes:
Federal	740	(1,202)	(13)
State	150	(148)	(1)
Total deferred income taxes	890	(1,350)	(14)
Net provision to other income and deductions	(1,065)	(952)	(828)
Total federal and state income tax provisions	$56,219	$69,283	$57,720

Effective and Statutory Rate Reconciliation

The provision for income taxes (including net investment tax credit adjustments) is different than the amount computed by applying the statutory tax rate to pretax income. The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2015	2014	2013
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.4%	4.6%	6.0%
Amortization of investment tax credits	(0.8)%	(0.8)%	(1.0)%
Depreciation flow through and amortization	(0.2)%	(0.2)%	(0.2)%
Additional funds used during construction - equity	(1.9)%	(0.2)%	0.4%
Manufacturers’ Production Deduction (Sec. 199)	(1.0)%	—%	(3.2)%
Other – net	0.1%	0.4%	0.4%
Effective tax rate	35.6%	38.8%	37.4%

Deferred Income Taxes

The significant items comprising IPL’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2015 and 2014, are as follows:

	2015	2014
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$541,369	$539,318
Regulatory assets recoverable through future rates	178,187	161,697
Other	11,349	13,885
Total deferred tax liabilities	730,905	714,900
Deferred tax assets:
Investment tax credit	1,507	2,019
Regulatory liabilities including ARO	260,555	247,118
Employee benefit plans	38,159	45,090
Net operating loss	—	31,172
Other	10,953	10,008
Total deferred tax assets	311,174	335,407
Net deferred tax liability	419,731	379,493
Less: deferred tax asset - current	—	(41,551)
Deferred income taxes – net	$419,731	$421,044

Uncertain Tax Positions

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
	(In Thousands)
Unrecognized tax benefits at January 1	$7,042	$6,734	$6,138
Gross increases – current period tax positions	962	975	986
Gross decreases – prior period tax positions	(857)	(667)	(390)
Unrecognized tax benefits at December 31	$7,147	$7,042	$6,734

The unrecognized tax benefits at December 31, 2015 represent tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the timing of the deductions will not affect the annual effective tax rate but would accelerate the tax payments to an earlier period.

Tax-related interest expense and income is reported as part of the provision for federal and state income taxes. Penalties, if incurred, would also be recognized as a component of tax expense. There are no interest or penalties applicable to the periods contained in this report.